Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Other taxes payable	$ 1,829,586	$ 1,862,661
Payroll payable	358,347	231,113
Other payable	627,352	914,127
Total accrued expenses and other liabilities	$ 2,815,285	$ 3,007,901